UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  JUNE 30, 2010

Semiannual Report to Shareholders

DWS EAFE® Equity Index Fund

Contents

4 Performance Summary

6 Information About Your Fund's Expenses

8 Portfolio Summary

10 Investment Portfolio

34 Statement of Assets and Liabilities

36 Statement of Operations

37 Statement of Changes in Net Assets

38 Financial Highlights

39 Notes to Financial Statements

48 Summary of Management Fee Evaluation by Independent Fee Consultant

53 Account Management Resources

54 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2010

Average Annual Total Returns as of 6/30/10
No Sales Charges	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	-13.79%	4.58%	-13.70%	0.62%	-0.45%
MSCI EAFE® Index+	-13.23%	5.92%	-13.38%	0.88%	0.16%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2010 is 0.52% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE Index closely to track its performance.

Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/10	$ 10.42
12/31/09	$ 12.14
Distribution Information: Six Months as of 6/30/10: Income Dividends	$ .05
Growth of an Assumed $1,000,000 Investment
[] DWS EAFE® Equity Index Fund — Institutional Class [] MSCI EAFE® Index+

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Lipper Rankings — International Multi-Cap Core Funds Category as of 6/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Institutional Class 1-Year	223	of	274	82
3-Year	154	of	219	70
5-Year	87	of	125	70
10-Year	48	of	62	77

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/10	$ 1,000.00
Ending Account Value 6/30/10	$ 862.10
Expenses Paid per $1,000*	$ 2.40
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/10	$ 1,000.00
Ending Account Value 6/30/10	$ 1,022.22
Expenses Paid per $1,000*	$ 2.61

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.52%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Geographic Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/10	12/31/09

Japan	23%	21%
United Kingdom	19%	19%
France	9%	10%
Switzerland	8%	8%
Australia	8%	8%
Germany	8%	8%
Netherlands	5%	5%
Spain	3%	5%
Sweden	3%	2%
Italy	3%	3%
Hong Kong	3%	2%
Other	8%	9%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/10	12/31/09

Financials	24%	25%
Industrials	12%	11%
Consumer Staples	11%	10%
Consumer Discretionary	10%	10%
Materials	10%	10%
Health Care	9%	9%
Energy	7%	8%
Telecommunication Services	6%	6%
Utilities	6%	6%
Information Technology	5%	5%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2010 (13.5% of Net Assets)	Country	Percent
1. Nestle SA Producer and seller of food products	Switzerland	1.8%
2. BHP Billiton Producer of petroleum, minerals and steel products	Australia	1.8%
3. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.8%
4. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.7%
5. Vodafone Group PLC Provider of mobile telecommunications services	United Kingdom	1.2%
6. Novartis Manufacturer of pharmaceutical and nutrition products	Switzerland	1.1%
7. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.1%
8. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.0%
9. Total SA Produces, refines, transports and markets oil and natural gas	France	1.0%
10. BP PLC Exporter and producer of oil and natural gas	United Kingdom	1.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 96.1%
Australia 7.8%
AGL Energy Ltd.	14,599	179,793
Alumina Ltd.	79,592	100,858
Amcor Ltd.	38,780	206,606
AMP Ltd.	66,820	290,546
Aristocrat Leisure Ltd.	11,798	36,047
Arrow Energy Ltd.*	18,961	77,134
Asciano Group*	92,913	125,392
ASX Ltd.	5,591	136,413
Australia & New Zealand Banking Group Ltd.	82,285	1,477,191
AXA Asia Pacific Holdings Ltd.	33,176	151,933
Bendigo & Adelaide Bank Ltd.	11,665	79,736
BHP Billiton Ltd.	108,797	3,383,571
Billabong International Ltd.	6,561	47,781
BlueScope Steel Ltd.*	59,528	103,700
Boral Ltd.	19,594	78,765
Brambles Ltd.	45,773	208,681
Caltex Australia Ltd.	3,834	29,940
CFS Retail Property Trust (REIT)	53,973	85,524
Coca-Cola Amatil Ltd.	18,624	186,520
Cochlear Ltd.	1,764	109,883
Commonwealth Bank of Australia	49,570	2,009,100
Computershare Ltd.	14,173	125,391
Crown Ltd.	14,418	93,450
CSL Ltd.	18,059	492,528
CSR Ltd.	46,885	65,755
Dexus Property Group (REIT)	157,947	101,694
Energy Resources of Australia Ltd.	2,169	24,032
Fairfax Media Ltd.	67,598	74,192
Fortescue Metals Group Ltd.*	41,614	141,878
Foster's Group Ltd.	63,001	298,046
Goodman Fielder Ltd.	41,961	47,313
Goodman Group (REIT)	194,801	102,707
GPT Group (REIT)	55,809	131,030
Harvey Norman Holdings Ltd.	16,119	44,560
Incitec Pivot Ltd.	50,900	115,407
Insurance Australia Group Ltd.	68,457	194,739
Intoll Group (Units)	73,692	64,083
Leighton Holdings Ltd.	4,325	104,227
Lend Lease Group	17,355	105,941
Macarthur Coal Ltd.	4,297	43,212
Macquarie Group Ltd.	10,859	334,174
MAp Group	23,171	52,018
Metcash Ltd.	24,904	87,616
Mirvac Group (REIT)	96,343	105,474
National Australia Bank Ltd.	68,890	1,330,694
Newcrest Mining Ltd.	15,742	462,981
OneSteel Ltd.	43,301	107,217
Orica Ltd.	11,753	247,433
Origin Energy Ltd.	28,523	356,351
OZ Minerals Ltd.*	101,699	81,296
Paladin Energy Ltd.*	21,041	62,862
Qantas Airways Ltd.*	37,279	68,435
QBE Insurance Group Ltd.	33,039	502,798
Rio Tinto Ltd.	14,050	778,144
Santos Ltd.	27,077	284,226
Sims Metal Management Ltd.	5,526	78,679
Sonic Healthcare Ltd.	11,975	104,311
SP Ausnet	43,189	27,652
Stockland (REIT)	77,667	241,315
Suncorp-Metway Ltd.	41,749	280,217
TABCORP Holdings Ltd.	19,699	104,345
Tatts Group Ltd.	39,349	73,661
Telstra Corp., Ltd.	142,148	386,784
Toll Holdings Ltd.	21,911	100,055
Transurban Group (Units)	41,271	146,400
Wesfarmers Ltd.	32,758	784,294
Wesfarmers Ltd. (PPS)	4,956	119,274
Westfield Group (REIT) (Units)	70,888	721,512
Westpac Banking Corp.	96,390	1,702,180
Woodside Petroleum Ltd.	17,757	619,346
Woolworths Ltd.	40,010	907,008
WorleyParsons Ltd.	6,160	113,823
(Cost $15,613,084)		22,847,874
Austria 0.3%
Erste Group Bank AG	6,105	194,220
Immofinanz AG*	32,309	83,179
OMV AG	4,838	145,810
Raiffeisen International Bank-Holding AG* (a)	1,720	65,552
Telekom Austria AG	10,934	121,540
Verbund AG	2,316	70,941
Vienna Insurance Group (a)	1,339	55,830
Voestalpine AG (a)	3,418	93,552
(Cost $911,848)		830,624
Belgium 0.9%
Ageas	72,914	162,850
Anheuser-Busch InBev NV	23,333	1,120,777
Belgacom SA	4,972	156,518
Colruyt SA	475	111,713
Compagnie Nationale a Portefeuille	824	34,979
Delhaize Group SA	3,282	237,642
Dexia SA*	18,641	64,940
Groupe Bruxelles Lambert SA	2,644	183,648
KBC GROEP NV*	5,254	201,522
Mobistar SA	788	41,675
Solvay SA	1,952	166,676
UCB SA	3,289	103,041
Umicore	3,729	107,901
(Cost $3,424,004)		2,693,882
Bermuda 0.1%
Seadrill Ltd. (Cost $148,908)	9,100	163,574
Channel Islands 0.1%
Randgold Resources Ltd.	2,920	277,628
Resolution Ltd.	78,702	74,034
(Cost $338,968)		351,662
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $143,544)	18,698	74,931
Denmark 1.0%
A P Moller-Maersk AS "A"	18	137,047
A P Moller-Maersk AS "B"	43	337,150
Carlsberg AS "B"	3,495	265,716
Coloplast AS "B"	706	70,080
Danske Bank AS*	14,822	284,658
DSV AS	7,038	100,982
Novo Nordisk AS "B"	14,091	1,136,660
Novozymes AS "B" (a)	1,459	154,854
Tryg AS	765	40,221
Vestas Wind Systems AS*	6,647	276,302
William Demant Holding AS*	765	55,864
(Cost $1,327,447)		2,859,534
Finland 1.0%
Elisa Oyj*	4,344	75,201
Fortum Oyj	14,503	319,272
Kesko Oyj "B"	2,146	69,492
Kone Oyj "B"	5,016	199,446
Metso Corp.	4,186	133,672
Neste Oil Oyj (a)	4,336	62,996
Nokia Oyj	121,009	988,072
Nokian Renkaat Oyj	3,476	85,129
Orion Oyj "B"	2,903	54,317
Outokumpu Oyj	4,255	63,976
Pohjola Bank PLC	4,517	45,984
Rautaruukki Oyj (a)	2,751	40,112
Sampo Oyj "A"	13,716	286,982
Sanoma Oyj	2,631	45,391
Stora Enso Oyj "R"	18,391	131,565
UPM-Kymmene Oyj	16,995	225,196
Wartsila Corp.	2,475	112,746
(Cost $3,046,937)		2,939,549
France 8.9%
Accor SA* (a)	4,781	219,562
Aeroports de Paris	992	63,219
Air France-KLM*	4,418	51,971
Air Liquide SA	9,111	915,127
Alcatel-Lucent*	75,672	193,005
Alstom SA (a)	6,587	297,038
Atos Origin SA*	1,481	59,152
AXA SA	55,404	840,251
bioMerieux	349	35,810
BNP Paribas	30,683	1,638,300
Bouygues SA	7,534	288,575
Bureau Veritas SA (a)	1,601	86,190
Cap Gemini SA	4,790	209,276
Carrefour SA	19,352	764,087
Casino Guichard-Perrachon SA (a)	1,799	135,852
Christian Dior SA	2,074	197,066
CNP Assurances	1,211	82,490
Compagnie de Saint-Gobain	12,561	463,790
Compagnie Generale de Geophysique-Veritas*	4,575	80,356
Compagnie Generale des Etablissements Michelin "B" (a)	4,819	335,919
Credit Agricole SA	30,280	309,958
DANONE SA	18,814	1,004,704
Dassault Systemes SA (a)	1,874	113,406
Eiffage SA (a)	1,318	56,894
Electricite de France	8,355	317,510
Eramet	158	38,686
Essilor International SA	6,562	390,704
Eurazeo	947	54,448
Eutelsat Communications	3,242	108,311
Fonciere des Regions (REIT)	758	62,676
France Telecom SA (a)	59,898	1,033,593
GDF Suez	40,212	1,137,701
Gecina SA (REIT)	642	57,352
Groupe Eurotunnel SA (Registered)	15,556	105,133
Hermes International (a)	1,726	229,002
Icade (REIT)	761	64,198
Iliad SA	531	41,187
Imerys SA	1,241	62,765
Ipsen SA	1,062	32,377
JC Decaux SA*	2,083	48,250
Klepierre (REIT)	3,114	85,493
L'Oreal SA	7,711	753,486
Lafarge SA (a)	6,522	352,662
Lagardere SCA	3,853	119,385
Legrand SA	4,194	123,559
LVMH Moet Hennessy Louis Vuitton SA	7,902	860,746
M6 Metropole Television	2,109	42,725
Natixis*	28,460	122,431
Neopost SA	940	68,025
PagesJaunes Groupe (a)	4,261	43,894
Pernod Ricard SA (a)	6,398	494,929
PPR	2,478	305,795
PSA Peugeot Citroen*	4,963	125,451
Publicis Groupe (a)	4,096	162,823
Renault SA*	6,319	232,555
Safran SA	5,371	148,946
Sanofi-Aventis	34,133	2,058,318
Schneider Electric SA (a)	7,898	799,395
SCOR SE	5,501	105,143
Societe BIC SA	873	61,924
Societe Generale	20,296	825,615
Societe Television Francaise 1	4,061	53,074
Sodexo	3,136	173,689
Suez Environnement Co.	8,798	144,941
Technip SA	3,185	181,347
Thales SA	2,917	93,766
Total SA	68,459	3,046,732
Unibail-Rodamco SE (REIT)	2,944	477,811
Vallourec SA (a)	1,802	307,676
Veolia Environnement	11,113	259,574
Vinci SA	14,035	577,934
Vivendi	39,961	808,445
(Cost $26,348,958)		26,244,180
Germany 7.1%
Adidas AG	6,720	324,361
Allianz SE (Registered)	14,673	1,456,976
BASF SE	29,734	1,622,185
Bayer AG	26,754	1,492,741
Bayerische Motoren Werke (BMW) AG	10,808	522,764
Beiersdorf AG	3,221	177,062
Celesio AG	2,394	52,115
Commerzbank AG* (a)	22,801	159,135
Continental AG*	1,602	83,076
Daimler AG (Registered)*	29,170	1,477,087
Deutsche Bank AG (Registered) (b)	20,072	1,134,834
Deutsche Boerse AG	6,366	386,778
Deutsche Lufthansa AG (Registered)*	7,493	103,245
Deutsche Post AG (Registered)	27,149	393,826
Deutsche Postbank AG*	2,893	83,526
Deutsche Telekom AG (Registered)	91,391	1,077,340
E.ON AG	58,246	1,567,969
Fraport AG	1,201	51,045
Fresenius Medical Care AG & Co. KGaA	6,256	338,447
Fresenius SE	917	60,976
GEA Group AG	5,595	111,145
Hannover Rueckversicherung AG (Registered)	1,966	84,690
HeidelbergCement AG	4,626	220,339
Henkel AG & Co. KGaA	4,161	169,935
Hochtief AG	1,519	90,268
Infineon Technologies AG*	34,792	201,066
K+S AG	4,629	212,938
Linde AG	5,445	571,739
MAN SE	3,450	284,425
Merck KGaA	2,109	153,645
Metro AG	4,170	212,001
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,364	796,724
Puma AG Rudolf Dassler Sport	163	43,021
RWE AG	13,623	887,954
Salzgitter AG	1,433	85,404
SAP AG	27,766	1,233,304
Siemens AG (Registered)	26,619	2,382,052
Suedzucker AG	2,167	38,861
ThyssenKrupp AG	10,893	267,586
TUI AG*	4,516	39,703
United Internet AG (Registered)	4,116	45,259
Volkswagen AG	961	81,387
Wacker Chemie AG	530	76,705
(Cost $17,767,388)		20,855,639
Greece 0.2%
Alpha Bank AE*	16,879	82,499
Coca-Cola Hellenic Bottling Co. SA	5,809	123,941
EFG Eurobank Ergasias*	10,528	46,724
Hellenic Telecommunications Organization SA*	7,725	58,081
National Bank of Greece SA*	19,826	216,028
OPAP SA	7,331	91,186
Piraeus Bank SA*	10,105	42,603
Public Power Corp. SA*	3,970	56,939
(Cost $1,394,451)		718,001
Hong Kong 2.5%
ASM Pacific Technology Ltd.	6,400	49,764
Bank of East Asia Ltd.	49,602	178,627
BOC Hong Kong (Holdings) Ltd.	119,321	271,528
Cathay Pacific Airways Ltd.	39,000	76,856
Cheung Kong (Holdings) Ltd.	45,000	519,394
Cheung Kong Infrastructure Holdings Ltd.	15,000	55,632
CLP Holdings Ltd.	61,774	447,261
Esprit Holdings Ltd.	37,919	204,972
Foxconn International Holdings Ltd.*	66,000	42,768
Genting Singapore PLC*	193,995	160,662
Hang Lung Group Ltd.	25,000	133,097
Hang Lung Properties Ltd.	68,000	262,107
Hang Seng Bank Ltd.	25,000	334,330
Henderson Land Development Co., Ltd.	34,672	201,996
Hong Kong & China Gas Co., Ltd.	139,966	347,023
Hong Kong Exchanges & Clearing Ltd.	33,400	521,665
HongKong Electric Holdings Ltd.	45,500	270,810
Hopewell Holdings Ltd.	18,500	52,035
Hutchison Whampoa Ltd.	68,100	419,577
Hysan Development Co., Ltd.	20,243	57,048
Kerry Properties Ltd.	22,432	96,140
Li & Fung Ltd.	73,120	328,255
Lifestyle International Holdings Ltd.	20,500	39,761
Link (REIT)	72,701	179,872
Mongolia Energy Corp., Ltd.*	99,631	34,897
MTR Corp., Ltd.	46,991	160,714
New World Development Co., Ltd.	82,036	132,523
Noble Group Ltd.	95,890	115,786
NWS Holdings Ltd.	27,000	48,322
Orient Overseas International Ltd.*	6,400	45,313
PCCW Ltd.	122,000	35,413
Shangri-La Asia Ltd.	42,499	79,185
Sino Land Co., Ltd.	55,574	99,267
Sun Hung Kai Properties Ltd.	45,297	616,445
Swire Pacific Ltd. "A"	25,000	283,270
Television Broadcasts Ltd.	9,000	41,767
Wharf Holdings Ltd.	44,864	219,168
Wheelock & Co., Ltd.	30,000	84,491
Wing Hang Bank Ltd.	6,000	58,746
Yue Yuen Industrial (Holdings) Ltd.	24,000	74,408
(Cost $5,159,215)		7,380,895
Ireland 0.4%
CRH PLC (c)	4,599	93,525
CRH PLC (c)	17,943	375,561
Elan Corp. PLC*	15,766	71,408
Experian PLC	33,517	290,204
Governor & Co. of the Bank of Ireland*	110,055	87,185
James Hardie Industries SE (CDI)*	14,113	73,503
Kerry Group PLC "A" (c)	468	12,999
Kerry Group PLC "A" (c)	4,107	113,767
Ryanair Holdings PLC*	10,294	45,068
(Cost $1,209,485)		1,163,220
Israel 0.8%
Bank Hapoalim BM*	32,144	115,479
Bank Leumi Le-Israel*	38,207	135,730
Bezeq Israeli Telecommunication Corp., Ltd.	56,135	122,806
Cellcom Israel Ltd.	1,574	39,268
Delek Group Ltd.	128	26,621
Discount Investment Corp. (Registered)	805	12,765
Elbit Systems Ltd.	724	36,721
Israel Chemicals Ltd.	14,397	150,138
Israel Discount Bank "A"*	17,192	29,012
Makhteshim-Agan Industries Ltd.	7,588	25,285
Mizrahi Tefahot Bank Ltd.*	3,902	28,356
NICE Systems Ltd.*	1,999	49,646
Ormat Industries Ltd.	1,702	12,622
Partner Communications Co., Ltd.	2,732	42,005
Teva Pharmaceutical Industries Ltd.	30,101	1,570,639
The Israel Corp., Ltd.*	75	46,433
(Cost $2,619,153)		2,443,526
Italy 2.6%
A2A SpA	34,674	47,008
Assicurazioni Generali SpA	37,583	655,836
Atlantia SpA	7,635	135,358
Autogrill SpA*	4,015	48,073
Banca Carige SpA	15,127	29,576
Banca Monte dei Paschi di Siena SpA*	69,737	78,958
Banca Popolare di Milano Scarl	12,869	53,100
Banco Popolare Societa Cooperativa	20,894	114,823
Beni Stabili SpA*	4,548	3,448
Enel SpA (a)	212,815	900,314
Eni SpA	84,422	1,549,745
EXOR SpA	2,149	36,206
Fiat SpA	24,956	256,842
Finmeccanica SpA	13,210	137,082
Intesa Sanpaolo	247,681	652,240
Intesa Sanpaolo (RSP)	30,447	60,603
Luxottica Group SpA	3,787	91,241
Mediaset SpA	22,293	126,930
Mediobanca SpA*	15,224	113,473
Mediolanum SpA (a)	7,570	29,623
Parmalat SpA	54,425	126,432
Pirelli & C. SpA	84,527	46,709
Prysmian SpA	5,795	83,249
Saipem SpA	8,623	262,060
Snam Rete Gas SpA	46,514	184,915
Telecom Italia SpA	301,218	331,998
Telecom Italia SpA (RSP)	196,840	179,372
Terna — Rete Elettrica Nationale SpA (a)	42,843	154,295
UBI Banca — Unione di Banche Italiane ScpA	19,894	171,174
UniCredit SpA	498,822	1,107,236
(Cost $10,081,305)		7,767,919
Japan 22.4%
ABC-Mart, Inc.	800	31,388
ACOM Co., Ltd.	1,170	15,079
Advantest Corp.	5,300	110,981
AEON Co., Ltd.	19,400	205,904
Aeon Credit Service Co., Ltd.	2,730	24,213
AEON Mall Co., Ltd.	2,600	51,590
Air Water, Inc.	4,553	49,791
Aisin Seiki Co., Ltd.	6,300	170,207
Ajinomoto Co., Inc.	22,000	199,221
Alfresa Holdings Corp.	1,200	57,886
All Nippon Airways Co., Ltd.*	26,000	82,268
Amada Co., Ltd.	11,000	72,238
Aozora Bank Ltd.	15,000	19,491
Asahi Breweries Ltd.	12,700	214,677
Asahi Glass Co., Ltd.	33,000	307,903
Asahi Kasei Corp.	41,000	214,583
ASICS Corp.	5,000	45,816
Astellas Pharma, Inc.	14,700	491,605
Benesse Holdings, Inc.	2,200	100,193
Bridgestone Corp.	20,900	331,332
Brother Industries Ltd.	7,200	74,963
Canon Marketing Japan, Inc.	2,000	28,182
Canon, Inc.	36,700	1,368,289
Casio Computer Co., Ltd.	7,700	46,128
Central Japan Railway Co.	49	403,534
Chiyoda Corp.	5,065	36,745
Chubu Electric Power Co., Inc.	21,600	535,544
Chugai Pharmaceutical Co., Ltd.	7,300	128,912
Chugoku Electric Power Co., Inc.	9,600	198,078
Chuo Mitsui Trust Holdings, Inc.	33,100	116,563
Citizen Holdings Co., Ltd.	7,700	46,835
Coca-Cola West Co., Ltd.	1,800	29,763
Cosmo Oil Co., Ltd.	19,000	45,675
Credit Saison Co., Ltd.	5,100	52,754
Dai Nippon Printing Co., Ltd.	18,000	208,005
Dai-ichi Life Insurance Co., Ltd.	260	357,563
Daicel Chemical Industries Ltd.	9,000	60,701
Daido Steel Co., Ltd.	8,000	34,330
Daihatsu Motor Co., Ltd.	6,000	55,699
Daiichi Sankyo Co., Ltd.	22,000	393,440
Daikin Industries Ltd.	7,700	235,007
Dainippon Sumitomo Pharma Co., Ltd.	5,200	39,967
Daito Trust Construction Co., Ltd.	2,500	141,328
Daiwa House Industry Co., Ltd.	15,000	135,129
Daiwa Securities Group, Inc.	53,000	222,956
DeNA Co., Ltd.	2,700	71,204
Denki Kagaku Kogyo Kabushiki Kaisha	15,000	69,966
Denso Corp.	15,800	436,838
Dentsu, Inc.	5,500	145,158
Dowa Holdings Co., Ltd.	7,450	35,881
East Japan Railway Co.	10,939	729,197
Eisai Co., Ltd.	8,300	274,580
Electric Power Development Co., Ltd.	3,700	117,539
Elpida Memory, Inc.*	5,800	89,609
FamilyMart Co., Ltd.	1,900	62,620
FANUC Ltd.	6,200	695,578
Fast Retailing Co., Ltd.	1,700	256,586
Fuji Electric Holdings Co., Ltd.	16,000	45,757
Fuji Heavy Industries Ltd.*	19,000	101,433
Fuji Media Holdings, Inc.	14	20,119
Fujifilm Holdings Corp.	15,100	434,367
Fujitsu Ltd.	61,000	383,226
Fukuoka Financial Group, Inc.	26,000	107,836
GS Yuasa Corp. (a)	12,000	78,347
Hakuhodo Dy Holdings, Inc.	760	38,155
Hankyu Hanshin Holdings, Inc.	37,200	163,689
Hino Motors Ltd.	9,000	44,263
Hirose Electric Co., Ltd.	1,000	91,302
Hisamitsu Pharmaceutical Co., Inc.	2,200	87,293
Hitachi Chemical Co., Ltd.	3,400	63,121
Hitachi Construction Machinery Co., Ltd.	3,000	55,419
Hitachi High-Technologies Corp.	2,200	40,494
Hitachi Ltd.*	147,000	533,093
Hitachi Metals Ltd.	5,000	50,748
Hokkaido Electric Power Co., Inc.	6,000	129,163
Hokuhoku Financial Group, Inc.	41,000	75,183
Hokuriku Electric Power Co.	5,600	122,750
Honda Motor Co., Ltd.	53,400	1,550,817
Hoya Corp.	14,100	299,398
IBIDEN Co., Ltd.	4,200	113,230
Idemitsu Kosan Co., Ltd.	700	52,575
IHI Corp.	43,000	68,669
INPEX Corp.	27	150,065
Isetan Mitsukoshi Holdings Ltd.	12,120	118,165
Isuzu Motors Ltd.	39,000	116,453
ITO EN Ltd.	1,500	22,952
Itochu Corp.	49,000	382,048
Itochu Techno-Solutions Corp.	800	28,990
J. Front Retailing Co., Ltd.	16,000	77,226
JAFCO Co., Ltd.	1,100	24,153
Japan Petroleum Exploration Co., Ltd.	900	36,720
Japan Prime Realty Investment Corp. (REIT)	22	46,231
Japan Real Estate Investment Corp. (REIT)	16	130,489
Japan Retail Fund Investment Corp. (REIT)	52	63,221
Japan Steel Works Ltd.	10,000	88,055
Japan Tobacco, Inc.	147	456,999
JFE Holdings, Inc.	14,925	460,762
JGC Corp.	6,000	90,959
JS Group Corp.	8,148	155,564
JSR Corp.	5,800	97,249
JTEKT Corp.	6,200	57,172
Jupiter Telecommunications Co., Ltd.	78	74,336
JX Holdings, Inc.*	72,300	353,400
Kajima Corp.	27,000	60,925
Kamigumi Co., Ltd.	8,000	61,483
Kaneka Corp.	10,000	57,988
Kansai Electric Power Co., Inc.	24,400	595,734
Kansai Paint Co., Ltd.	7,000	59,907
Kao Corp.	17,600	413,737
Kawasaki Heavy Industries Ltd.	46,000	111,636
Kawasaki Kisen Kaisha Ltd.*	22,000	89,015
KDDI Corp.	95	451,259
Keihin Electric Express Railway Co., Ltd.	15,000	132,382
Keio Corp.	19,000	122,361
Keisei Electric Railway Co., Ltd.	9,000	50,132
Keyence Corp.	1,370	315,153
Kikkoman Corp.	5,000	52,403
Kinden Corp.	4,000	34,014
Kintetsu Corp. (a)	52,900	161,287
Kirin Holdings Co., Ltd.	27,000	340,016
Kobe Steel Ltd.	82,000	156,582
Koito Manufacturing Co., Ltd.	3,158	46,375
Komatsu Ltd.	30,500	551,137
Konami Corp.	3,000	47,284
Konica Minolta Holdings, Inc.	15,500	149,161
Kubota Corp.	37,000	282,547
Kuraray Co., Ltd.	11,500	134,282
Kurita Water Industries Ltd.	3,700	101,062
Kyocera Corp.	5,300	427,995
Kyowa Hakko Kirin Co., Ltd.	7,910	75,133
Kyushu Electric Power Co., Inc.	12,400	278,068
Lawson, Inc.	1,900	83,040
Mabuchi Motor Co., Ltd.	900	41,205
Makita Corp.	3,600	96,036
Marubeni Corp.	54,000	276,609
Marui Group Co., Ltd.	7,200	48,511
Maruichi Steel Tube Ltd.	1,500	28,721
Matsui Securities Co., Ltd.	3,900	23,771
Mazda Motor Corp.	48,000	112,059
McDonald's Holdings Co. (Japan), Ltd.	2,200	49,281
Medipal Holdings Corp.	5,100	60,665
MEIJI Holdings Co., Ltd.	2,200	89,892
Minebea Co., Ltd.	10,000	55,131
Mitsubishi Chemical Holdings Corp.	39,500	179,875
Mitsubishi Corp.	43,900	914,780
Mitsubishi Electric Corp.	63,000	490,701
Mitsubishi Estate Co., Ltd.	38,000	527,596
Mitsubishi Gas Chemical Co., Inc.	13,000	62,997
Mitsubishi Heavy Industries Ltd.	97,000	333,160
Mitsubishi Logistics Corp.	4,000	44,639
Mitsubishi Materials Corp.*	35,000	93,426
Mitsubishi Motors Corp.*	124,000	156,904
Mitsubishi Tanabe Pharma Corp.	7,000	106,606
Mitsubishi UFJ Financial Group, Inc.	412,600	1,870,382
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	63,963
Mitsui & Co., Ltd.	56,600	665,416
Mitsui Chemicals, Inc.	28,000	77,740
Mitsui Engineering & Shipbuilding Co., Ltd.	24,000	48,316
Mitsui Fudosan Co., Ltd.	27,000	377,470
Mitsui Mining & Smelting Co., Ltd.	19,000	50,321
Mitsui O.S.K Lines Ltd.	37,000	244,178
Mitsumi Electric Co., Ltd.	2,700	45,943
Mizuho Financial Group, Inc. (a)	445,773	731,656
Mizuho Securities Co., Ltd.	19,000	42,112
Mizuho Trust & Banking Co., Ltd.*	49,000	42,092
MS&AD Insurance Group Holdings, Inc.	17,524	374,087
Murata Manufacturing Co., Ltd.	6,600	314,344
Namco Bandai Holdings, Inc.	6,450	56,590
NEC Corp.	84,000	216,834
NGK Insulators Ltd.	8,000	124,369
NGK Spark Plug Co., Ltd.	5,000	61,970
NHK Spring Co., Ltd.	5,000	45,843
Nidec Corp.	3,500	293,139
Nikon Corp.	10,500	180,986
Nintendo Co., Ltd.	3,200	932,148
Nippon Building Fund, Inc. (REIT)	17	134,373
Nippon Electric Glass Co., Ltd.	11,000	125,182
Nippon Express Co., Ltd.	28,000	125,988
Nippon Meat Packers, Inc.	6,000	74,186
Nippon Paper Group, Inc.	3,200	88,581
Nippon Sheet Glass Co., Ltd.	21,000	51,132
Nippon Steel Corp.	166,000	550,194
Nippon Telegraph & Telephone Corp.	16,938	691,562
Nippon Yusen Kabushiki Kaisha	49,000	177,944
Nishi-Nippon City Bank Ltd.	22,000	63,325
Nissan Chemical Industries Ltd.	4,000	44,735
Nissan Motor Co., Ltd.*	81,100	562,203
Nissha Printing Co., Ltd.	881	23,561
Nisshin Seifun Group, Inc.	6,000	67,882
Nisshin Steel Co., Ltd.	22,000	35,137
Nisshinbo Holdings, Inc.	4,000	38,418
Nissin Foods Holdings Co., Ltd.	2,000	73,626
Nitori Co., Ltd.	1,200	103,286
Nitto Denko Corp.	5,400	176,184
NKSJ Holdings, Inc.*	45,000	266,851
NOK Corp.	3,300	52,382
Nomura Holdings, Inc.	114,300	625,728
Nomura Real Estate Holdings, Inc.	3,100	38,901
Nomura Real Estate Office Fund, Inc. (REIT)	9	44,764
Nomura Research Institute Ltd.	3,300	69,766
NSK Ltd.	14,000	97,380
NTN Corp.	15,000	61,359
NTT Data Corp.	42	154,935
NTT DoCoMo, Inc.	497	751,578
NTT Urban Development Corp.	39	30,819
Obayashi Corp.	21,000	82,874
OBIC Co., Ltd.	200	38,397
Odakyu Electric Railway Co., Ltd.	20,000	171,203
Oji Paper Co., Ltd.	28,000	136,954
Olympus Corp.	7,000	165,688
Omron Corp.	6,400	138,411
Ono Pharmaceutical Co., Ltd.	2,700	109,668
Oracle Corp.	1,300	63,873
Oriental Land Co., Ltd.	1,600	133,661
ORIX Corp.	3,400	246,951
Osaka Gas Co., Ltd.	64,000	231,119
Otsuka Corp.	500	31,830
Panasonic Corp.	63,914	798,083
Panasonic Electric Works Co., Ltd.	12,000	117,417
Rakuten, Inc.	236	170,436
Resona Holdings, Inc.	19,600	238,418
Ricoh Co., Ltd.	22,000	279,605
Rinnai Corp.	1,200	61,519
ROHM Co., Ltd.	3,200	191,121
Sankyo Co., Ltd.	1,700	76,781
Santen Pharmaceutical Co., Ltd.	2,400	86,364
Sanyo Electric Co., Ltd.*	63,000	81,131
Sapporo Hokuyo Holdings, Inc.	10,900	48,102
Sapporo Holdings Ltd.	8,000	34,404
SBI Holdings, Inc.	547	67,809
Secom Co., Ltd.	6,900	306,373
Sega Sammy Holdings, Inc.	6,800	97,345
Seiko Epson Corp.	3,900	49,987
Sekisui Chemical Co., Ltd.	14,000	87,350
Sekisui House Ltd.	19,000	162,887
Senshu Ikeda Holdings, Inc.	22,416	32,437
Seven & I Holdings Co., Ltd.	25,100	575,901
Seven Bank Ltd.	18	32,593
Sharp Corp.	32,000	336,893
Shikoku Electric Power Co., Inc.	5,600	160,132
Shimadzu Corp.	8,000	59,990
Shimamura Co., Ltd.	700	63,055
Shimano, Inc.	2,200	94,239
Shimizu Corp.	18,000	61,550
Shin-Etsu Chemical Co., Ltd.	13,200	614,094
Shinko Electric Industries Co., Ltd.	2,200	28,530
Shinsei Bank Ltd.* (a)	30,000	25,320
Shionogi & Co., Ltd.	9,700	200,678
Shiseido Co., Ltd.	11,400	250,752
Showa Denko KK	45,000	81,381
Showa Shell Sekiyu KK	6,200	42,806
SMC Corp.	1,700	226,961
Softbank Corp.	26,300	695,150
Sojitz Corp.	42,200	66,091
Sony Corp.	32,400	862,429
Sony Financial Holdings, Inc.	27	90,283
Square Enix Holdings Co., Ltd.	2,100	38,608
Stanley Electric Co., Ltd.	4,600	76,138
Sumco Corp.*	3,800	63,276
Sumitomo Chemical Co., Ltd.	52,000	200,770
Sumitomo Corp.	36,700	365,532
Sumitomo Electric Industries Ltd.	24,600	287,943
Sumitomo Heavy Industries Ltd.	18,000	106,014
Sumitomo Metal Industries Ltd.	110,000	248,109
Sumitomo Metal Mining Co., Ltd.	17,000	213,302
Sumitomo Mitsui Financial Group, Inc.	43,491	1,227,781
Sumitomo Realty & Development Co., Ltd.	11,000	187,607
Sumitomo Rubber Industries Ltd.	5,400	47,554
Sumitomo Trust & Banking Co., Ltd.	46,000	234,004
Suzuken Co., Ltd.	2,000	66,976
Suzuki Motor Corp.	10,400	204,179
Sysmex Corp.	1,082	61,444
T&D Holdings, Inc.	8,750	186,764
Taiheiyo Cement Corp.*	29,000	36,600
Taisei Corp.	35,000	69,672
Taisho Pharmaceutical Co., Ltd.	5,000	98,661
Taiyo Nippon Sanso Corp.	9,000	71,397
Takashimaya Co., Ltd.	8,000	63,649
Takeda Pharmaceutical Co., Ltd.	24,300	1,039,968
TDK Corp.	4,000	219,413
Teijin Ltd.	30,000	89,085
Terumo Corp.	5,500	263,205
The 77 Bank Ltd.	11,000	58,972
The Bank of Kyoto Ltd.	10,000	82,120
The Bank of Yokohama Ltd.	40,000	182,638
The Chiba Bank Ltd.	25,000	150,614
The Chugoku Bank Ltd.	6,000	70,722
The Furukawa Electric Co., Ltd.	21,000	92,244
The Gunma Bank Ltd.	13,000	68,767
The Hachijuni Bank Ltd.	13,258	74,648
The Hiroshima Bank Ltd.	16,000	63,800
The Iyo Bank Ltd.	8,000	74,304
The Joyo Bank Ltd.	21,000	83,393
The Shizuoka Bank Ltd.	20,000	174,333
The Suruga Bank Ltd.	7,000	63,417
THK Co., Ltd.	3,900	80,628
Tobu Railway Co., Ltd.	26,000	139,841
Toho Co., Ltd.	3,600	59,349
Toho Gas Co., Ltd.	13,000	69,343
Tohoku Electric Power Co., Inc.	14,000	300,603
Tokio Marine Holdings, Inc.	23,300	610,334
Tokuyama Corp.	10,000	43,890
Tokyo Electric Power Co., Inc.	39,600	1,078,013
Tokyo Electron Ltd.	5,600	302,420
Tokyo Gas Co., Ltd.	83,000	379,466
Tokyo Steel Manufacturing Co., Ltd.	3,300	38,200
Tokyo Tatemono Co., Ltd.	12,000	36,790
Tokyu Corp.	37,000	150,726
Tokyu Land Corp.	13,000	45,515
TonenGeneral Sekiyu KK	9,000	77,772
Toppan Printing Co., Ltd.	18,000	142,793
Toray Industries, Inc.	46,000	220,722
Toshiba Corp.*	131,000	650,836
Tosoh Corp.	15,000	38,722
TOTO Ltd.	10,000	66,606
Toyo Seikan Kaisha Ltd.	5,000	72,556
Toyo Suisan Kaisha Ltd.	3,000	71,395
Toyoda Gosei Co., Ltd.	2,100	52,043
Toyota Boshoku Corp.	2,200	32,112
Toyota Industries Corp.	5,900	149,734
Toyota Motor Corp.	89,300	3,070,971
Toyota Tsusho Corp.	6,900	98,808
Trend Micro, Inc.	3,100	83,575
Tsumura & Co.	2,000	61,297
Ube Industries Ltd.	29,000	68,722
Unicharm Corp.	1,300	146,398
UNY Co., Ltd.	6,400	48,599
Ushio, Inc.	3,400	52,493
USS Co., Ltd.	800	57,103
West Japan Railway Co.	56	204,702
Yahoo! Japan Corp.	460	182,820
Yakult Honsha Co., Ltd.	3,000	81,439
Yamada Denki Co., Ltd.	2,640	172,341
Yamaguchi Financial Group, Inc.	7,000	66,760
Yamaha Corp.	5,000	50,782
Yamaha Motor Co., Ltd.*	8,200	108,233
Yamato Holdings Co., Ltd.	12,700	168,064
Yamato Kogyo Co., Ltd.	1,400	34,837
Yamazaki Baking Co., Ltd.	4,000	54,011
Yaskawa Electric Corp.	7,000	51,850
Yokogawa Electric Corp.	7,400	45,594
(Cost $64,499,366)		65,989,849
Luxembourg 0.5%
ArcelorMittal	27,699	736,685
Millicom International Cellular SA (SDR)	2,467	199,094
SES (FDR)	9,567	198,718
Tenaris SA (d)	15,400	267,267
(Cost $1,433,355)		1,401,764
Macau 0.1%
Sands China Ltd.*	65,619	96,322
Wynn Macau Ltd.*	48,781	79,805
(Cost $161,230)		176,127
Malta 0.0%
BGP Holdings PLC* (Cost $0)	328,818	0
Mexico 0.0%
Fresnillo PLC (Cost $67,285)	5,844	84,429
Netherlands 4.4%
Aegon NV*	51,113	273,815
Akzo Nobel NV	7,406	383,098
ASML Holding NV	13,955	383,225
Corio NV (REIT)	1,943	94,382
Delta Lloyd NV	2,256	37,729
European Aeronautic Defence & Space Co.*	13,289	271,165
Fugro NV (CVA)	2,236	102,238
Heineken Holding NV	3,501	127,726
Heineken NV	8,021	340,005
ING Groep NV (CVA)*	123,824	919,329
Koninklijke (Royal) KPN NV	52,527	670,709
Koninklijke (Royal) Philips Electronics NV	31,653	943,493
Koninklijke Ahold NV	38,903	481,785
Koninklijke Boskalis Westminster NV	2,203	85,779
Koninklijke DSM NV	5,037	200,116
Koninklijke Vopak NV	2,315	84,958
QIAGEN NV*	7,675	148,676
Randstad Holding NV*	3,570	140,519
Reed Elsevier NV	21,994	242,630
Royal Dutch Shell PLC "A"	114,732	2,897,381
Royal Dutch Shell PLC "B"	87,201	2,111,253
SBM Offshore NV	5,338	76,178
TNT NV (a)	12,054	303,812
Unilever NV (CVA)	52,717	1,437,345
Wolters Kluwer NV	9,620	183,567
(Cost $12,516,435)		12,940,913
New Zealand 0.1%
Auckland International Airport Ltd.	26,754	34,197
Contact Energy Ltd.*	8,468	32,968
Fletcher Building Ltd.	19,694	105,451
Sky City Entertainment Group Ltd.	17,085	33,301
Telecom Corp. of New Zealand Ltd.	63,154	81,639
(Cost $256,461)		287,556
Norway 0.6%
Aker Solutions ASA	5,251	60,147
DnB NOR ASA	31,436	302,488
Norsk Hydro ASA	22,400	100,795
Orkla ASA	25,120	160,797
Renewable Energy Corp. ASA*	16,104	37,832
Statoil ASA	36,009	694,502
Telenor ASA	27,000	339,081
Yara International ASA	6,200	173,482
(Cost $1,149,826)		1,869,124
Portugal 0.2%
Banco Comercial Portugues SA (Registered)	89,021	66,731
Banco Espirito Santo SA (Registered)	17,119	67,460
Brisa Auto-Estradas de Portugal SA	5,896	35,679
CIMPOR — Cimentos de Portugal, SGPS, SA	5,927	32,937
EDP — Energias de Portugal SA	56,695	167,404
Galp Energia, SGPS, SA "B"	7,548	112,704
Jeronimo Martins, SGPS, SA	7,291	66,478
Portugal Telecom, SGPS, SA (Registered)	19,000	188,335
(Cost $791,174)		737,728
Singapore 1.6%
Ascendas Real Estate Investment Trust (REIT)	48,200	62,216
CapitaLand Ltd.	83,125	211,950
CapitaMall Trust (REIT)	71,870	93,537
CapitaMalls Asia Ltd.	44,360	66,033
City Developments Ltd.	18,000	141,864
ComfortDelGro Corp., Ltd.	61,000	63,182
Cosco Corp., (Singapore) Ltd.	33,000	34,633
DBS Group Holdings Ltd.	55,272	535,929
Fraser & Neave Ltd.	31,488	115,078
Golden Agri-Resources Ltd.	215,373	80,609
Jardine Cycle & Carriage Ltd.	3,604	76,494
K-Green Trust (Units)*	8,300	6,228
Keppel Corp., Ltd.	41,500	250,059
Keppel Land Ltd.	22,749	62,588
Neptune Orient Lines Ltd.*	26,000	36,682
Olam International Ltd.	38,898	71,226
Oversea-Chinese Banking Corp., Ltd.	80,423	505,892
SembCorp Industries Ltd.	33,449	96,661
SembCorp Marine Ltd.	26,600	72,722
Singapore Airlines Ltd.	17,670	183,079
Singapore Exchange Ltd.	28,000	146,512
Singapore Press Holdings Ltd.	47,758	128,659
Singapore Technologies Engineering Ltd.	53,000	123,942
Singapore Telecommunications Ltd.	260,301	562,263
StarHub Ltd.	20,000	32,098
United Overseas Bank Ltd.	40,370	560,824
UOL Group Ltd.	12,544	33,827
Wilmar International Ltd.	41,000	167,773
Yangzijiang Shipbuilding Holdings Ltd.	42,569	40,635
(Cost $2,826,750)		4,563,195
Spain 3.4%
Abertis Infraestructuras SA	9,651	139,093
Acciona SA	796	60,453
Acerinox SA	3,075	47,670
ACS, Actividades de Construccion y Servicios SA	4,686	171,376
Banco Bilbao Vizcaya Argentaria SA	115,054	1,186,952
Banco de Sabadell SA	31,947	144,215
Banco de Valencia SA	7,062	31,378
Banco Popular Espanol SA	28,694	146,321
Banco Santander SA	266,202	2,797,246
Bankinter SA	9,353	56,830
Criteria Caixacorp SA	26,933	110,234
EDP Renovaveis SA*	7,120	41,782
Enagas	5,709	85,798
Ferrovial SA	13,794	89,114
Fomento de Construcciones y Contratas SA	1,296	27,681
Gamesa Corp. Tecnologica SA*	6,073	52,120
Gas Natural SDG SA	7,307	105,389
Gestevision Telecinco SA	3,125	27,729
Grifols SA	4,444	45,380
Iberdrola Renovables SA	28,188	88,061
Iberdrola SA	127,161	713,083
Iberia Lineas Aereas de Espana SA*	15,548	44,045
Indra Sistemas SA	3,035	48,652
Industria de Diseno Textil SA	7,122	403,926
Mapfre SA	24,682	66,989
Red Electrica Corporacion SA	3,554	127,043
Repsol YPF SA	23,882	482,508
Telefonica SA	132,891	2,454,031
Zardoya Otis SA	4,518	58,211
(Cost $9,183,125)		9,853,310
Sweden 2.8%
Alfa Laval AB (a)	11,003	142,123
Assa Abloy AB "B"	10,187	203,181
Atlas Copco AB "A"	21,838	319,701
Atlas Copco AB "B"	12,680	167,944
Boliden AB	8,566	94,872
Electrolux AB "B"	7,830	178,736
Getinge AB "B"	6,728	130,196
Hennes & Mauritz AB "B"	32,988	907,089
Holmen AB "B"	1,734	41,139
Husqvarna AB "B" (a)	13,298	80,031
Investor AB "B"	14,924	241,544
Kinnevik Investment AB "B"	6,768	108,440
Modern Times Group "B"	1,567	85,472
Nordea Bank AB	104,079	858,419
Ratos AB "B"	3,438	86,263
Sandvik AB	32,898	400,452
Scania AB "B"	10,427	158,953
Securitas AB "B"	10,591	95,599
Skandinaviska Enskilda Banken AB "A"	45,055	238,978
Skanska AB "B"	12,996	187,601
SKF AB "B"	12,763	228,624
SSAB AB "A"	5,899	79,065
SSAB AB "B"	2,721	32,435
Svenska Cellulosa AB "B"	18,621	219,033
Svenska Handelsbanken AB "A"	15,963	390,973
Swedbank AB "A"*	22,457	206,766
Swedish Match AB	7,558	164,653
Tele2 AB "B"	10,369	155,025
Telefonaktiebolaget LM Ericsson "B"	97,418	1,084,632
TeliaSonera AB	73,298	471,183
Volvo AB "B"*	35,495	390,331
(Cost $4,908,472)		8,149,453
Switzerland 8.2%
ABB Ltd. (Registered)*	71,331	1,239,521
Actelion Ltd. (Registered)*	3,261	121,608
Adecco SA (Registered)	4,019	189,627
Aryzta AG	2,649	101,651
Baloise Holding AG (Registered)	1,644	114,385
Compagnie Financiere Richemont SA "A"	16,763	583,195
Credit Suisse Group AG (Registered)	36,378	1,367,222
GAM Holding Ltd.*	6,990	76,200
Geberit AG (Registered)	1,269	196,788
Givaudan SA (Registered)	252	213,002
Holcim Ltd. (Registered)	8,007	535,965
Julius Baer Group Ltd.	6,749	192,150
Kuehne & Nagel International AG (Registered)	1,756	179,866
Lindt & Spruengli AG	28	60,800
Lindt & Spruengli AG (Registered)	4	98,013
Logitech International SA (Registered)*	5,943	80,717
Lonza Group AG (Registered)	1,455	96,858
Nestle SA (Registered)	112,278	5,417,410
Nobel Biocare Holding AG (Registered)	4,034	68,946
Novartis AG (Registered)	68,285	3,312,945
Pargesa Holding SA (Bearer)	884	57,918
Roche Holding AG (Genusschein)	22,743	3,123,151
Schindler Holding AG	1,583	133,106
Schindler Holding AG (Registered)	700	58,261
SGS SA (Registered)	179	241,001
Sika AG (Bearer)	65	114,878
Sonova Holding AG (Registered)	1,512	185,416
STMicroelectronics NV	20,515	162,518
Straumann Holding AG (Registered)	254	54,955
Swatch Group AG (Bearer)	1,005	281,262
Swatch Group AG (Registered)	1,409	72,053
Swiss Life Holding AG (Registered)*	941	90,065
Swiss Reinsurance Co., Ltd. (Registered)	11,516	473,724
Swisscom AG (Registered)	762	258,154
Syngenta AG (Registered)	3,072	709,384
Synthes, Inc.	1,961	225,492
UBS AG (Registered)*	117,703	1,560,219
Xstrata PLC	66,448	870,559
Zurich Financial Services AG	4,757	1,044,214
(Cost $16,620,192)		23,963,199
United Kingdom 18.1%
3i Group PLC	30,807	121,416
Admiral Group PLC	6,623	138,477
Aggreko PLC	8,260	172,438
AMEC PLC	10,802	131,682
Anglo American PLC*	42,560	1,479,541
Antofagasta PLC	12,360	143,470
ARM Holdings PLC	41,629	172,236
Associated British Foods PLC	11,446	164,517
AstraZeneca PLC	46,972	2,207,083
Autonomy Corp. PLC*	7,033	189,808
Aviva PLC	89,529	416,120
BAE Systems PLC	113,366	526,664
Balfour Beatty PLC	22,297	79,229
Barclays PLC	369,939	1,466,632
BG Group PLC	108,994	1,613,449
BHP Billiton PLC	71,373	1,846,909
BP PLC	607,546	2,917,875
British Airways PLC* (a)	17,946	52,080
British American Tobacco PLC	64,570	2,044,597
British Land Co. PLC (REIT)	28,391	181,488
British Sky Broadcasting Group PLC	37,212	388,126
BT Group PLC	252,990	483,120
Bunzl PLC	10,766	107,362
Burberry Group PLC	13,639	153,799
Cable & Wireless Worldwide PLC	83,728	107,260
Cairn Energy PLC*	45,480	278,256
Capita Group PLC	20,415	223,985
Carnival PLC	5,329	170,806
Centrica PLC	167,280	736,637
Cobham PLC	37,956	119,637
Compass Group PLC	60,429	458,475
Diageo PLC	81,387	1,275,258
Eurasian Natural Resources Corp. (e)	8,400	106,846
FirstGroup PLC	15,714	85,017
G4S PLC	44,923	178,004
GlaxoSmithKline PLC	167,979	2,846,770
Hammerson PLC (REIT)	22,694	114,651
Home Retail Group PLC	28,789	91,048
HSBC Holdings PLC	564,007	5,145,455
ICAP PLC	18,857	113,033
Imperial Tobacco Group PLC	32,797	914,455
Inmarsat PLC	14,252	151,003
InterContinental Hotels Group PLC	8,429	131,283
International Power PLC	49,659	220,010
Invensys PLC	26,679	95,296
Investec PLC	13,779	92,674
ITV PLC*	116,036	86,379
J Sainsbury PLC	39,155	186,312
Johnson Matthey PLC	7,014	155,299
Kazakhmys PLC	7,132	104,641
Kingfisher PLC	77,037	239,074
Land Securities Group PLC (REIT)	24,923	204,434
Legal & General Group PLC	191,234	222,504
Liberty International PLC (REIT)	14,044	64,786
Lloyds Banking Group PLC*	1,297,445	1,029,426
London Stock Exchange Group PLC	5,196	43,026
Lonmin PLC*	5,037	105,133
Man Group PLC	55,861	184,797
Marks & Spencer Group PLC	51,525	253,943
National Grid PLC	112,443	828,309
Next PLC	6,012	177,908
Old Mutual PLC	177,695	271,812
Pearson PLC	26,469	346,376
Petrofac Ltd.	8,203	144,240
Prudential PLC	82,379	617,440
Reckitt Benckiser Group PLC	19,894	920,229
Reed Elsevier PLC	39,600	292,340
Rexam PLC	28,455	127,690
Rio Tinto PLC	46,852	2,050,235
Rolls-Royce Group PLC*	60,490	503,733
Royal Bank of Scotland Group PLC*	541,918	326,389
RSA Insurance Group PLC	112,216	199,182
SABMiller PLC	30,806	855,325
Schroders PLC	3,819	68,729
Scottish & Southern Energy PLC	30,057	498,276
Segro PLC (REIT)	23,939	90,170
Serco Group PLC	16,202	141,135
Severn Trent PLC	7,488	136,623
Shire PLC	18,279	371,543
Smith & Nephew PLC	28,841	271,542
Smiths Group PLC	12,688	200,813
Standard Chartered PLC	65,603	1,592,573
Standard Life PLC	72,081	184,992
Tesco PLC	258,974	1,458,147
The Sage Group PLC	43,321	148,240
Thomas Cook Group PLC	28,002	73,846
Tomkins PLC	28,347	95,231
Tui Travel PLC	18,245	56,598
Tullow Oil PLC	28,862	429,920
Unilever PLC	41,463	1,105,040
United Utilities Group PLC	22,254	173,415
Vedanta Resources PLC	3,889	122,376
Vodafone Group PLC	1,702,738	3,528,448
Whitbread PLC	5,725	119,694
William Morrison Supermarkets PLC	68,605	270,465
Wolseley PLC*	9,262	181,077
WPP PLC	40,978	385,348
(Cost $53,483,756)		53,099,180
Total Common Stocks (Cost $257,432,122)		282,450,837

Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	1,705	59,824
Fresenius SE	2,627	173,706
Henkel AG & Co. KGaA	5,823	283,276
Porsche Automobil Holding SE	2,854	121,750
RWE AG	1,277	77,007
Volkswagen AG	5,505	481,953
Total Preferred Stocks (Cost $1,010,737)		1,197,516

Rights 0.0%
Norway 0.0%
Norsk Hydro ASA, Expiration Date 7/9/2010* (Cost $0)	6,817	3,614
Spain 0.0%
Iberdrola SA, Expiration Date 7/1/2010*	127,161	29,700
Mapfre SA, Expiration Date 7/8/2010*	796	2,186
Zardoya Otis SA, Expiration Date 7/6/2010*	4,500	2,867
(Cost $39,345)		34,753
Total Rights (Cost $39,345)		38,367

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 0.27% (f) (g) (Cost $6,351,904)	6,351,904	6,351,904

Cash Equivalents 1.5%
Central Cash Management Fund, 0.21% (f) (Cost $4,317,816)	4,317,816	4,317,816
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $269,151,924)+	100.1	294,356,440
Other Assets and Liabilities, Net	(0.1)	(377,100)
Net Assets	100.0	293,979,340

* Non-income producing security.

+ The cost for federal income tax purposes was $277,437,928. At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $16,918,512. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $67,233,129 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,314,617.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $5,953,030, which is 2.0% of net assets.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(d) Security is listed in country of domicile. Significant business activities of company are in Argentina.

(e) Security is listed in country of domicile. Significant business activities of company are in Kazakhstan.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen

FDR: Fiduciary Depositary Receipt

PPS: Price Protected Shares

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
ASX SPI 200 Index	AUD	9/16/2010	12	1,076,262	(59,680)
DJ Euro Stoxx 50 Index	EUR	9/17/2010	117	3,674,125	(198,848)
FTSE 100 Index	GBP	9/17/2010	34	2,479,266	(150,224)
Hang Seng Index	HKD	7/29/2010	2	257,856	(7,975)
TOPIX Index	JPY	9/10/2010	26	2,465,758	(48,612)
Total unrealized depreciation					(465,339)

At June 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	413,000	AUD	515,220	9/15/2010	20,687	Citigroup, Inc.
USD	344,000	CHF	399,222	9/15/2010	26,388	Citigroup, Inc.
USD	78,000	CHF	87,711	9/15/2010	3,492	UBS AG
USD	664,000	EUR	554,834	9/15/2010	14,764	Citigroup, Inc.
USD	160,000	EUR	132,748	9/15/2010	2,399	Morgan Stanley
USD	96,000	EUR	79,408	9/15/2010	1,145	Royal Bank of Scotland PLC
USD	119,000	GBP	80,162	9/15/2010	765	Royal Bank of Scotland PLC
USD	510,000	GBP	350,922	9/15/2010	14,292	Citigroup, Inc.
USD	100,000	GBP	68,605	9/15/2010	2,499	Morgan Stanley
USD	174,000	HKD	1,356,144	9/15/2010	157	Citigroup, Inc.
USD	474,000	JPY	43,272,052	9/15/2010	16,052	Royal Bank of Scotland PLC
USD	33,894	JPY	3,022,731	9/15/2010	338	UBS AG
USD	630,000	JPY	57,759,534	9/15/2010	24,120	Citigroup, Inc.
EUR	99,402	USD	123,000	9/15/2010	1,395	UBS AG
Total unrealized appreciation					128,493
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	42,000	AUD	49,053	9/15/2010	(1,086)	Royal Bank of Scotland PLC
USD	393,000	EUR	318,648	9/15/2010	(3,177)	Morgan Stanley
USD	87,000	EUR	70,493	9/15/2010	(761)	Royal Bank of Scotland PLC
USD	75,000	GBP	49,620	9/15/2010	(866)	Royal Bank of Scotland PLC
HKD	577,040	USD	74,038	9/15/2010	(105)	Morgan Stanley
Total unrealized depreciation					(5,995)
Currency Abbreviations
AUD Australian Dollar CHF Swiss Franc EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments
Australia	$ —	$ 22,847,874	$ —	$ 22,847,874
Austria	—	830,624	—	830,624
Belgium	—	2,693,882	—	2,693,882
Bermuda	—	163,574	—	163,574
Channel Islands	—	351,662	—	351,662
Cyprus	—	74,931	—	74,931
Denmark	—	2,859,534	—	2,859,534
Finland	—	2,939,549	—	2,939,549
France	—	26,244,180	—	26,244,180
Germany	—	22,053,155	—	22,053,155
Greece	—	718,001	—	718,001
Hong Kong	—	7,380,895	—	7,380,895
Ireland	—	1,163,220	—	1,163,220
Israel	—	2,443,526	—	2,443,526
Italy	—	7,767,919	—	7,767,919
Japan	—	65,989,849	—	65,989,849
Luxembourg	—	1,401,764	—	1,401,764
Macau	—	176,127	—	176,127
Malta	—	0	—	0
Mexico	—	84,429	—	84,429
Netherlands	—	12,940,913	—	12,940,913
New Zealand	—	287,556	—	287,556
Norway	3,614	1,869,124	—	1,872,738
Portugal	—	737,728	—	737,728
Singapore	—	4,563,195	—	4,563,195
Spain	29,700	9,858,363	—	9,888,063
Sweden	—	8,149,453	—	8,149,453
Switzerland	—	23,963,199	—	23,963,199
United Kingdom	—	53,099,180	—	53,099,180
Short-Term Investments (h)	10,669,720	—	—	10,669,720
Derivatives (i)	—	128,493	—	128,493
Total	$ 10,703,034	$ 283,781,899	$ —	$ 294,484,933
Liabilities
Derivatives (i)	$ (465,339)	$ (5,995)	$ —	$ (471,334)
Total	$ (465,339)	$ (5,995)	$ —	$ (471,334)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

	Common Stock and/or Other Equity Investments				Total
	Ireland	Italy	Japan	Singapore
Balance as of December 31, 2009	$ 0	$ 10,653	$ 2,479	$ 1,579	$ 14,711
Total realized gain (loss)	(402,686)	2,786	—	1,081	(398,819)
Change in unrealized appreciation (depreciation)	402,686	(10,653)	(2,479)	(1,579)	387,975
Amortization premium/discount	—	—	—	—	—
Net purchases (sales)	0	(2,786)	0	(1,081)	(3,867)
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of June 30, 2010	$ —	$ —	$ —	$ —	$ —
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2010	$ —	$ —	$ —	$ —	$ —

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $258,482,204) — including $5,953,030 of securities loaned	$ 283,686,720
Investment in Daily Assets Fund Institutional (cost $6,351,904)*	6,351,904
Investment in Central Cash Management Fund (cost $4,317,816)	4,317,816
Total investments, at value (cost $269,151,924)	294,356,440
Cash	10,000
Foreign currency, at value (cost $3,516,994)	3,632,931
Deposits with broker for open futures contracts	1,387,879
Receivable for Fund shares sold	366,035
Receivable for investments sold	8,133
Dividends receivable	855,539
Interest receivable	25,364
Unrealized appreciation on open forward currency exchange contracts	128,493
Foreign taxes recoverable	360,679
Other assets	20,017
Total assets	301,151,510
Liabilities
Payable upon return of securities loaned	6,351,904
Payable for investments purchased	29,701
Payable for daily variation margin on open futures contracts	465,339
Payable for Fund shares redeemed	89,336
Unrealized depreciation on open forward currency exchange contracts	5,995
Net payable on closed forward currency exchange contracts	2,144
Accrued management fee	62,145
Other accrued expenses and payables	165,606
Total liabilities	7,172,170
Net assets, at value	$ 293,979,340

* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2010 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	3,299,735
Net unrealized appreciation (depreciation) on: Investments	25,204,516
Futures	(465,339)
Foreign currency	119,129
Accumulated net realized gain (loss)	(69,129,357)
Paid-in capital	334,950,656
Net assets, at value	$ 293,979,340
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($293,979,340 ÷ 28,221,181 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.42

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $621,384)	6,068,180
Income distributions — Central Cash Management Fund	3,408
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	208,566
Total Income	6,280,154
Expenses: Management fee	403,800
Administration fee	161,520
Services to shareholders	52,071
Custodian fee	110,738
Trustees' fees and expenses	8,569
Professional fees	42,983
Reports to shareholders	22,076
Registration fees	12,835
Other	27,699
Total expenses	842,291
Net investment income	5,437,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(2,023,950)
Futures	126,432
Foreign currency	(782,876)
(2,680,394)
Change in net unrealized appreciation (depreciation) on: Investments	(48,843,253)
Futures	(565,839)
Foreign currency	280,027
(49,129,065)
Net gain (loss)	(51,809,459)
Net increase (decrease) in net assets resulting from operations	$ (46,371,596)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income (loss)	$ 5,437,863	$ 7,180,981
Net realized gain (loss)	(2,680,394)	(11,904,687)
Change in net unrealized appreciation (depreciation)	(49,129,065)	76,786,154
Net increase (decrease) in net assets resulting from operations	(46,371,596)	72,062,448
Distributions to shareholders from: Net investment income	(1,455,287)	(8,074,228)
Fund share transactions: Proceeds from shares sold	46,008,033	73,281,326
Reinvestment of distributions	1,421,778	7,601,266
Cost of shares redeemed	(41,747,549)	(63,405,489)
Redemption fees	2,961	4,297
Net increase (decrease) in net assets from Fund share transactions	5,685,223	17,481,400
Increase (decrease) in net assets	(42,141,660)	81,469,620
Net assets at beginning of period	336,121,000	254,651,380
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $3,299,735 and $682,841, respectively)	$ 293,979,340	$ 336,121,000

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 12.14	$ 9.64	$ 17.39	$ 16.17	$ 13.15	$ 11.89
Income (loss) from investment operations: Net investment income (loss)[b]	.19	.27	.45	.42	.35	.29
Net realized and unrealized gain (loss)	(1.86)	2.53	(7.84)	1.30	3.03	1.33
Total from investment operations	(1.67)	2.80	(7.39)	1.72	3.38	1.62
Less distributions from: Net investment income	(.05)	(.30)	(.36)	(.50)	(.36)	(.33)
Tax return of capital	—	—	—	—	—	(.03)
Total distributions	(.05)	(.30)	(.36)	(.50)	(.36)	(.36)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.42	$ 12.14	$ 9.64	$ 17.39	$ 16.17	$ 13.15
Total Return (%)	(13.79)**	29.27	(42.46)	10.71	25.69[c]	13.57[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	294	336	255	475	400	309
Ratio of expenses before expense reductions (%)	.52*	.52	.52	.47	.55	.56
Ratio of expenses after expense reductions (%)	.52*	.52	.52	.47	.45	.40
Ratio of net investment income (loss) (%)	3.36*	2.61	3.18	2.40	2.40	2.35
Portfolio turnover rate (%)	2**	9	16	7	8[d]	16

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] On January 13, 2006, the DWS EAFE® Equity Index Portfolio was closed. This ratio includes the purchases and sales of portfolio securities of the DWS EAFE® Equity Index Fund as a stand-alone fund in addition to the DWS EAFE® Equity Index Portfolio.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are classified as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are classified as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are classified as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are classified as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund enters into futures contracts in circumstances where portfolio management believes they offer an economic means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from approximately $4,620,000 to $9,953,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2010, the Fund invested in forward currency contracts with a total value generally indicative of a range from approximately $3,659,000 to $16,359,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 128,493

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on open forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ (8,139)	$ —	$ (8,139)
Equity Contracts (b)	—	(465,339)	(465,339)
	$ (8,139)	$ (465,339)	$ (473,478)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on open forward foreign currency exchange contracts and net payable on closed forward foreign currency exchange contracts

(b) Net unrealized depreciation on futures. Liability of payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the period ended June 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ (357,680)	$ —	$ (357,680)
Equity Contracts (b)	—	126,432	126,432
	$ (357,680)	$ 126,432	$ (231,248)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ 271,486	$ —	$ 271,486
Equity Contracts (b)	—	(565,839)	(565,839)
	$ 271,486	$ (565,839)	$ (294,353)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on futures

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $58,522,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2010 ($14,930,000), December 31, 2011 ($145,000), December 31, 2016 ($10,353,000) and December 31, 2017 ($33,094,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

In addition, from November 1, 2009 through December 31, 2009, the Fund incurred approximately $1,815,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2010.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, investments in futures, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments), aggregated $8,142,721 and $4,905,245, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor.

Northern Trust Investments, N.A. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $161,520, of which $24,858 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC compensates DST out of the shareholder servicing fee it receives from the Fund. DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2010, the amount charged to the Fund by DISC aggregated $43,088, of which $20,717 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,496, of which $7,906 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	3,952,225	$ 46,008,033	7,122,772	$ 73,281,326
Shares issued to shareholders in reinvestment of distributions	118,482	$ 1,421,778	666,006	$ 7,601,266
Shares redeemed	(3,536,081)	$ (41,747,549)	(6,530,985)	$ (63,405,489)
Redemption fees		$ 2,961		$ 4,297
Net increase (decrease)	534,626	$ 5,685,223	1,257,793	$ 17,481,400

F. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2010, one shareholder held approximately 24% and one affiliated shareholder held approximately 16% of the outstanding shares of the Fund.

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Institutional Class:

(800) 621-1048

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 30, 2010